NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS
New Accounting Pronouncements Adopted
ASU 2020-04, ASU 2021-01, and ASU 2022-06 – Reference Rate Reform (Topic 848)
The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, in March 2020 and subsequently issued ASU 2021-01 in January 2021 and ASU 2022-06 in December 2022. The amendments in these updates provide optional expedients and exceptions related to the accounting for contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued due to reference rate reform if certain criteria are met.
As of June 2023, Dole modified all of its borrowings and interest rate swaps that referenced LIBOR to now reference the Secured Overnight Financing Rate (“SOFR”). The Company has adopted certain elections under this guidance to account for the debt modifications as continuations of the existing agreements and maintain the hedge effectiveness of its interest rate swaps. The adoption of these elections did not impact Dole’s financial condition, results of operations, cash flows and related disclosures.
New Accounting Pronouncements Not Yet Adopted
ASU 2023-07 – Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances interim and annual segment disclosure requirements, including disclosure of certain significant segment expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. We are evaluating the potential impact of the new requirements on our segment disclosures.
ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances certain income tax disclosure requirements, including additional disclosure related to the income tax rate reconciliation and income taxes paid. The amendments in this update are effective for annual periods beginning after December 15, 2024, with early adoption permitted. We are evaluating the potential impact of the new requirements on our income tax disclosures.